Loans Receivable - Schedule of Covered Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 12,201,387	$ 10,950,608
FDIC Indemnification Asset Movement Analysis
Balance at beginning of year	12,769	16,275
Payments received	(584)	(1,730)
Amortization	(3,450)	(2,012)
Accretion	232	236
Balance at end of year	8,967	12,769
Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 20,572	$ 28,974